BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.0%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc. ....... 2,094 $ 91,194
Astronics Corp.
(a)
................... 7,550 106,153
Axon Enterprise, Inc.
(a)
............... 6,921 1,211,313
Mercury Systems, Inc.
(a)
.............. 17,806 844,361
2,253,021
Air Freight & Logistics — 0.1%
(a)
Echo Global Logistics, Inc. ............ 771 36,784
Hub Group, Inc., Class A .............. 2,782 191,263
228,047
Airlines — 0.8%
Alaska Air Group, Inc.
(a)
............... 27,003 1,582,376
Auto Components — 1.1%
BorgWarner, Inc.
(b)
.................. 37,472 1,619,165
Cooper-Standard Holdings, Inc.
(a)
........ 4,907 107,512
LCI Industries ..................... 2,458 330,921
2,057,598
Banks — 5.0%
Bank of Hawaii Corp.
(b)
............... 26,940 2,213,660
BankFinancial Corp. ................. 3,322 38,137
Capital City Bank Group, Inc. ........... 738 18,258
CIT Group, Inc. .................... 468 24,313
Citizens & Northern Corp. ............. 1,214 30,666
Commerce Bancshares, Inc. ........... 451 31,426
Cullen/Frost Bankers, Inc. ............. 1,805 214,109
First Busey Corp. ................... 3,865 95,195
First Business Financial Services, Inc. ..... 899 25,810
First Interstate BancSystem , Inc., Class A
(b)
. 24,394 982,102
First Northwest Bancorp .............. 1,086 19,070
First Western Financial, Inc.
(a)
.......... 124 3,595
FNCB Bancorp, Inc. ................. 2,151 17,853
Heartland Financial USA, Inc. .......... 9,481 455,846
HomeTrust Bancshares, Inc. ........... 1,946 54,449
Independent Bank Corp. .............. 6,552 140,737
Investar Holding Corp. ............... 760 16,735
Lakeland Bancorp, Inc. ............... 5,315 93,703
Level One Bancorp, Inc. .............. 4,186 123,152
Macatawa Bank Corp. ............... 4,839 38,857
Mercantile Bank Corp. ............... 2,127 68,128
Mid Penn Bancorp, Inc.
(b)
............. 810 22,316
Midland States Bancorp, Inc.
(b)
.......... 6,219 153,796
Oak Valley Bancorp ................. 545 9,685
OceanFirst Financial Corp. ............ 7,627 163,294
Peapack -Gladstone Financial Corp. ...... 1,944 64,852
Republic First Bancorp, Inc.
(a)
........... 23,753 73,159
Signature Bank .................... 231 62,897
TriState Capital Holdings, Inc.
(a)
......... 5,134 108,584
Umpqua Holdings Corp. .............. 16,546 335,057
United Security Bancshares
(b)
.......... 2,649 21,192
Wintrust Financial Corp. .............. 27,322 2,195,869
Zions Bancorp NA .................. 21,442 1,327,045
9,243,547
Beverages — 0.0%
Brown-Forman Corp., Class B .......... 1,286 86,175
Biotechnology — 4.5%
(a)
Adamas Pharmaceuticals, Inc. .......... 4,923 24,172
Agenus, Inc. ...................... 20,850 109,462
Akebia Therapeutics, Inc.
(b)
............ 41,342 119,065
Alector , Inc. ...................... 2,766 63,120
Allogene Therapeutics, Inc. ............ 998 25,649
Applied Therapeutics, Inc. ............. 1,845 30,627
Security
Shares
Shares Value
Biotechnology (continued)
Arcutis Biotherapeutics , Inc. ........... 2,264 $ 54,087
Atara Biotherapeutics , Inc. ............. 9,516 170,336
Beyondspring , Inc. .................. 5,913 93,189
BioCryst Pharmaceuticals, Inc. .......... 2,252 32,361
Biogen, Inc. ...................... 757 214,223
Black Diamond Therapeutics, Inc. ........ 4,310 36,463
Bridgebio Pharma, Inc. ............... 12,195 571,580
C4 Therapeutics, Inc. ................ 628 28,059
Cabaletta Bio, Inc. .................. 1,797 21,852
Denali Therapeutics, Inc. .............. 4,131 208,409
Enochian Biosciences, Inc. ............ 6,756 45,468
Exelixis , Inc. ...................... 67,147 1,419,488
Foghorn Therapeutics, Inc. ............ 3,141 43,754
Frequency Therapeutics, Inc. ........... 5,874 41,470
G1 Therapeutics, Inc.
(b)
............... 2,165 29,054
Galera Therapeutics, Inc. ............. 2,597 21,036
Heron Therapeutics, Inc. .............. 1,088 11,631
Impel Neuropharma , Inc.
(b)
............. 2,621 31,924
Infinity Pharmaceuticals, Inc.
(b)
.......... 4,864 16,635
Inovio Pharmaceuticals, Inc. ........... 4,773 34,175
Inozyme Pharma, Inc. ................ 2,036 23,597
Intellia Therapeutics, Inc. ............. 1,491 200,018
Invitae Corp.
(b)
..................... 2,477 70,421
Karyopharm Therapeutics, Inc.
(b)
........ 45,079 262,360
Kiniksa Pharmaceuticals Ltd., Class A ..... 1,832 20,866
MacroGenics , Inc. .................. 2,070 43,346
Metacrine , Inc. .................... 4,751 16,296
Mirum Pharmaceuticals, Inc. ........... 4,121 82,090
Moderna , Inc. ..................... 558 214,752
Natera , Inc. ....................... 8,969 999,505
NextCure , Inc.
(b)
.................... 10,095 68,040
Novavax , Inc.
(b)
.................... 659 136,617
Oncorus , Inc. ..................... 1,319 12,319
OPKO Health, Inc. .................. 15,372 56,108
Oyster Point Pharma, Inc. ............. 1,802 21,354
Passage Bio, Inc. ................... 5,948 59,242
PhaseBio Pharmaceuticals, Inc. ......... 7,022 21,838
PMV Pharmaceuticals, Inc. ............ 1,694 50,481
Poseida Therapeutics, Inc. ............ 11,293 82,326
PTC Therapeutics, Inc. ............... 2,138 79,555
Puma Biotechnology, Inc. ............. 2,139 14,994
Sage Therapeutics, Inc. .............. 828 36,689
Sarepta Therapeutics, Inc.
(b)
........... 5,920 547,482
Solid Biosciences, Inc. ............... 5,787 13,831
Sorrento Therapeutics, Inc. ............ 11,700 89,271
Spruce Biosciences, Inc. .............. 420 2,524
SQZ Biotechnologies Co. ............. 601 8,666
Sutro Biopharma, Inc. ................ 4,787 90,426
Taysha Gene Therapies, Inc.
(b)
.......... 1,709 31,822
Ultragenyx Pharmaceutical, Inc. ......... 4,695 423,442
United Therapeutics Corp. ............. 831 153,386
UroGen Pharma Ltd.
(b)
............... 1,267 21,311
Veracyte , Inc. ..................... 7,399 343,684
Vertex Pharmaceuticals, Inc. ........... 2,279 413,388
Vincerx Pharma, Inc.
(b)
............... 5,103 82,516
Vir Biotechnology, Inc. ............... 1,613 70,198
X4 Pharmaceuticals, Inc. .............. 5,346 28,280
8,390,330
Building Products — 3.2%
Allegion plc ....................... 2,176 287,624
AO Smith Corp. .................... 6,349 387,733
Builders FirstSource , Inc.
(a)
............ 15,492 801,556
Lennox International, Inc. ............. 5,028 1,479,087
Owens Corning .................... 24,374 2,083,977

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a)
.................... 8,493 $ 865,691
5,905,668
Capital Markets — 1.8%
AssetMark Financial Holdings, Inc.
(a)
...... 65 1,617
Donnelley Financial Solutions, Inc.
(a)
...... 3,521 121,897
Houlihan Lokey , Inc. ................. 350 32,235
Invesco Ltd. ...................... 20,347 490,566
Morningstar, Inc. ................... 682 176,658
Stifel Financial Corp. ................ 32,929 2,237,855
Virtus Investment Partners, Inc. ......... 826 256,324
3,317,152
Chemicals — 1.6%
Amyris , Inc.
(a)
..................... 3,799 52,160
Avient Corp. ...................... 8,927 413,766
Hawkins, Inc. ..................... 1,726 60,203
HB Fuller Co.
(b)
.................... 18,493 1,193,908
Trinseo SA ....................... 3,826 206,528
Valvoline, Inc. ..................... 35,317 1,101,184
3,027,749
Commercial Services & Supplies — 0.4%
Cimpress plc
(a)(c)
.................... 813 70,593
IAA, Inc.
(a)
........................ 8,470 462,208
Kimball International, Inc., Class B ....... 2,244 25,133
Matthews International Corp., Class A ..... 2,405 83,429
Quad/Graphics, Inc.
(a)
................ 4,652 19,771
Steelcase, Inc., Class A .............. 5,890 74,685
735,819
Communications Equipment — 0.6%
Applied Optoelectronics, Inc.
(a)
.......... 3,265 23,443
Calix, Inc.
(a)(b)
...................... 4,926 243,492
Juniper Networks, Inc. ............... 31,974 879,924
1,146,859
Construction & Engineering — 1.1%
EMCOR Group, Inc. ................. 12,814 1,478,479
MasTec , Inc.
(a)
..................... 2,735 235,976
Primoris Services Corp. .............. 9,483 232,239
Quanta Services, Inc. ................ 741 84,340
2,031,034
Consumer Finance — 1.6%
Ally Financial, Inc. .................. 38,432 1,961,954
OneMain Holdings, Inc. ............... 14,697 813,185
PROG Holdings, Inc.
(b)
............... 2,819 118,426
Upstart Holdings, Inc.
(a)
............... 362 114,551
3,008,116
Containers & Packaging — 0.8%
Sealed Air Corp.
(b)
.................. 26,349 1,443,662
Distributors — 0.0%
Pool Corp. ....................... 44 19,114
Diversified Consumer Services — 2.3%
2U, Inc.
(a)
........................ 23,759 797,590
Chegg , Inc.
(a)(b)
.................... 25,569 1,739,203
Duolingo , Inc., Class A
(a)
.............. 295 49,076
H&R Block, Inc. .................... 27,350 683,750
Service Corp. International ............ 15,258 919,447
Terminix Global Holdings, Inc.
(a)
......... 3,052 127,177
4,316,243
Diversified Financial Services — 1.3%
Voya Financial, Inc. ................. 38,024 2,334,293
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.4%
(a)
Bandwidth, Inc., Class A .............. 6,680 $ 603,070
Radius Global Infrastructure, Inc. ........ 2,988 48,794
651,864
Electric Utilities — 1.2%
OGE Energy Corp. .................. 24,670 813,123
Pinnacle West Capital Corp.
(b)
.......... 1,855 134,228
Portland General Electric Co. ........... 28,173 1,323,849
2,271,200
Electrical Equipment — 0.5%
Bloom Energy Corp., Class A
(a)
.......... 8,812 164,961
nVent Electric plc ................... 2,980 96,343
Plug Power, Inc.
(a)
.................. 10,487 267,838
Sunrun , Inc.
(a)
..................... 9,353 411,532
940,674
Electronic Equipment, Instruments & Components — 1.5%
Avnet, Inc. ....................... 34,185 1,263,819
Benchmark Electronics, Inc.
(b)
.......... 1,912 51,070
ePlus , Inc.
(a)
...................... 1,153 118,309
FARO Technologies, Inc.
(a)(b)
........... 889 58,505
Littelfuse , Inc. ..................... 3,508 958,631
OSI Systems, Inc.
(a)
................. 498 47,210
PAR Technology Corp.
(a)(b)
............. 1,239 76,211
ScanSource , Inc.
(a)
.................. 5,326 185,292
2,759,047
Energy Equipment & Services — 1.4%
ChampionX Corp.
(a)
................. 4,588 102,587
Newpark Resources, Inc.
(a)
............ 25,629 84,576
NOV, Inc.
(a)(b)
...................... 83,972 1,100,873
Oceaneering International, Inc.
(a)(b)
....... 21,757 289,803
ProPetro Holding Corp.
(a)
.............. 15,317 132,492
Schlumberger NV .................. 24,823 735,754
Seadrill Ltd.
(a)(c)
.................... 29 6
TechnipFMC plc
(a)(c)
................. 11,017 82,958
US Silica Holdings, Inc.
(a)(b)
............ 10,428 83,320
2,612,369
Entertainment — 0.5%
(a)
AMC Entertainment Holdings, Inc., Class A . 2,741 104,322
Cinemark Holdings, Inc. .............. 31,429 603,751
Gaia, Inc. ........................ 1,999 18,951
IMAX Corp. ....................... 4,721 89,605
Lions Gate Entertainment Corp., Class A ... 2,106 29,884
Zynga, Inc., Class A
(b)
................ 15,947 120,081
966,594
Equity Real Estate Investment Trusts (REITs) — 6.7%
Alexander & Baldwin, Inc. ............. 18,935 443,836
Alpine Income Property Trust, Inc.
(b)
...... 4,383 80,516
Ashford Hospitality Trust, Inc.
(a)
......... 3,989 58,718
Boston Properties, Inc.
(b)
.............. 4,393 475,982
Braemar Hotels & Resorts, Inc.
(a)(b)
....... 79,698 386,535
Brixmor Property Group, Inc. ........... 17,246 381,309
Camden Property Trust ............... 2,658 391,975
Clipper Realty, Inc. .................. 3,898 31,574
CorEnergy Infrastructure Trust, Inc.
(b)
..... 8,465 37,500
CorePoint Lodging, Inc.
(a)
............. 18,095 280,472
DigitalBridge Group, Inc., Class A
(a)(b)
...... 14,639 88,273
Douglas Emmett, Inc. ................ 54,646 1,727,360
First Industrial Realty Trust, Inc. ......... 41,877 2,180,954
Kilroy Realty Corp. .................. 21,631 1,432,188
Life Storage, Inc. ................... 18,844 2,162,161
Retail Value, Inc. ................... 6,208 163,457
Simon Property Group, Inc.
(b)
........... 4,171 542,105

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties, Inc.
(b)
................ 48,155 $ 1,368,084
Welltower , Inc. ..................... 4,284 353,002
12,586,001
Food & Staples Retailing — 0.8%
Andersons, Inc. (The) ................ 363 11,191
BJ's Wholesale Club Holdings, Inc.
(a)
...... 1,602 87,982
Casey's General Stores, Inc. ........... 2,281 429,854
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 2,087 67,974
Performance Food Group Co.
(a)(b)
........ 13,917 646,584
PriceSmart , Inc. .................... 679 52,657
Rite Aid Corp.
(a)
.................... 6,811 96,716
Sysco Corp. ...................... 770 60,445
1,453,403
Food Products — 0.7%
Beyond Meat, Inc.
(a)
................. 3,020 317,885
Bunge Ltd. ....................... 1,341 109,050
Freshpet , Inc.
(a)
.................... 2,617 373,420
Kellogg Co. ....................... 1,275 81,498
McCormick & Co., Inc. (Non-Voting)
(b)
..... 665 53,885
Mission Produce, Inc.
(a)(b)
.............. 1,952 35,878
Seneca Foods Corp., Class A
(a)
......... 1,030 49,666
Vital Farms, Inc.
(a)
.................. 12,849 225,757
1,247,039
Gas Utilities — 1.3%
Brookfield Infrastructure Corp., Class A .... 1,225 73,353
Southwest Gas Holdings, Inc. .......... 11,729 784,436
UGI Corp. ........................ 37,905 1,615,511
2,473,300
Health Care Equipment & Supplies — 3.3%
Accuray , Inc.
(a)
..................... 14,628 57,781
Dentsply Sirona, Inc. ................ 491 28,503
Globus Medical, Inc., Class A
(a)(b)
........ 12,968 993,608
Haemonetics Corp.
(a)
................ 20,235 1,428,389
Heska Corp.
(a)
..................... 939 242,769
Hill-Rom Holdings, Inc. ............... 1,419 212,850
ICU Medical, Inc.
(a)
.................. 2,514 586,717
Natus Medical, Inc.
(a)
................ 4,197 105,261
Nevro Corp.
(a)(b)
.................... 4,724 549,779
OraSure Technologies, Inc.
(a)
........... 2,560 28,954
Penumbra, Inc.
(a)
................... 1,475 393,087
Shockwave Medical, Inc.
(a)
............. 1,485 305,732
Sientra , Inc.
(a)(b)
.................... 7,409 42,454
Sight Sciences, Inc.
(a)
................ 985 22,359
STERIS plc ....................... 326 66,595
Tandem Diabetes Care, Inc.
(a)
.......... 9,567 1,142,108
6,206,946
Health Care Providers & Services — 1.7%
1Life Healthcare, Inc.
(a)
............... 14,690 297,472
Cardinal Health, Inc. ................. 6,486 320,798
HealthEquity , Inc.
(a)
.................. 933 60,421
LHC Group, Inc.
(a)(b)
................. 9,642 1,512,926
Molina Healthcare, Inc.
(a)
.............. 1,654 448,747
Patterson Cos., Inc.
(b)
................ 11,085 334,102
PetIQ , Inc.
(a)
...................... 144 3,596
Progyny , Inc.
(a)(b)
................... 2,785 155,960
3,134,022
Health Care Technology — 0.5%
(a)
Allscripts Healthcare Solutions, Inc. ...... 10,635 142,190
American Well Corp., Class A .......... 5,747 52,355
Doximity , Inc., Class A
(b)
.............. 2,594 209,336
Omnicell , Inc. ..................... 3,046 452,118
Security
Shares
Shares Value
Health Care Technology (continued)
Phreesia , Inc. ..................... 607 $ 37,452
Vocera Communications, Inc. ........... 1,525 69,784
963,235
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.
(a)(b)
........... 5,592 67,887
Dine Brands Global, Inc.
(a)(b)
............ 2,598 210,984
Dutch Bros, Inc., Class A
(a)
............ 489 21,184
International Game Technology plc
(a)
...... 52,963 1,393,986
Penn National Gaming, Inc.
(a)
........... 3,390 245,639
PlayAGS , Inc.
(a)(b)
................... 3,494 27,533
Shake Shack, Inc., Class A
(a)(b)
.......... 13,522 1,060,936
Wingstop , Inc.
(b)
.................... 4,654 762,930
3,791,079
Household Durables — 1.7%
(a)
Casper Sleep, Inc. .................. 9,466 40,420
GoPro, Inc., Class A ................. 4,800 44,928
Green Brick Partners, Inc. ............. 13,495 276,917
iRobot Corp.
(b)
..................... 10,858 852,353
LGI Homes, Inc.
(b)
.................. 10,060 1,427,615
Meritage Homes Corp. ............... 4,537 440,089
3,082,322
Household Products — 0.2%
Central Garden & Pet Co., Class A
(a)
...... 8,272 355,696
Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp.
(b)
.......... 8,734 338,966
Clearway Energy, Inc. ................ 2,394 67,511
Sunnova Energy International, Inc.
(a)(b)
..... 11,082 365,041
771,518
Insurance — 2.9%
Athene Holding Ltd., Class A
(a)
.......... 3,321 228,717
Crawford & Co., Class A .............. 1,185 10,629
Erie Indemnity Co., Class A ............ 2,339 417,324
Everest Re Group Ltd. ............... 4,609 1,155,845
First American Financial Corp. .......... 4,853 325,394
Hanover Insurance Group, Inc. (The)
(b)
.... 16,428 2,129,397
Investors Title Co. .................. 60 10,956
Reinsurance Group of America, Inc. ...... 6,110 679,799
Trupanion , Inc.
(a)(b)
.................. 6,413 498,098
5,456,159
Interactive Media & Services — 0.6%
(a)
Bumble, Inc., Class A ................ 2,133 106,608
Eventbrite, Inc., Class A
(b)
............. 1,419 26,833
Liberty TripAdvisor Holdings, Inc., Class A .. 8,032 24,819
TripAdvisor, Inc. .................... 14,385 486,932
Zillow Group, Inc., Class A ............. 1,508 133,579
Zillow Group, Inc., Class C ............ 3,874 341,454
1,120,225
Internet & Direct Marketing Retail — 0.8%
(a)
1-800-Flowers.com, Inc., Class A ........ 10,642 324,687
Lands' End, Inc. .................... 2,276 53,577
Overstock.com, Inc. ................. 6,279 489,260
Stamps.com, Inc. ................... 510 168,193
Stitch Fix, Inc., Class A
(b)
.............. 12,147 485,273
1,520,990
IT Services — 2.5%
Cloudflare , Inc., Class A
(a)
............. 3,029 341,217
Concentrix Corp.
(a)
.................. 680 120,360
Conduent , Inc.
(a)
................... 72,149 475,462
CSG Systems International, Inc. ......... 762 36,729
Genpact Ltd. ...................... 38,040 1,807,280

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
IT Services (continued)
Jack Henry & Associates, Inc. .......... 3,471 $ 569,452
LiveRamp Holdings, Inc.
(a)
............. 8,575 404,997
MongoDB, Inc.
(a)
................... 1,122 529,034
Paymentus Holdings, Inc., Class A
(a)
...... 6,489 159,889
StoneCo Ltd., Class A
(a)(c)
............. 5,598 194,363
Wix.com Ltd.
(a)(b)(c)
.................. 362 70,941
4,709,724
Leisure Products — 0.5%
(a)
Malibu Boats, Inc., Class A ............ 1,388 97,132
YETI Holdings, Inc. ................. 8,942 766,240
863,372
Life Sciences Tools & Services — 4.0%
Adaptive Biotechnologies Corp.
(a)(b)
....... 3,476 118,149
Bruker Corp. ...................... 27,529 2,150,015
Medpace Holdings, Inc.
(a)
............. 4,627 875,799
NeoGenomics , Inc.
(a)
................ 8,535 411,728
Personalis , Inc.
(a)
................... 831 15,989
PPD, Inc.
(a)
....................... 17,566 821,913
Repligen Corp.
(a)
................... 8,008 2,314,232
Syneos Health, Inc.
(a)
................ 9,748 852,755
7,560,580
Machinery — 3.9%
AGCO Corp. ...................... 10,921 1,338,150
Altra Industrial Motion Corp. ........... 283 15,664
Graco , Inc. ....................... 9,533 667,024
Hurco Cos., Inc.
(b)
.................. 1,060 34,196
Manitowoc Co., Inc. (The)
(a)
............ 5,406 115,796
Pentair plc ....................... 12,034 874,029
Snap-on, Inc. ..................... 11,286 2,358,210
Timken Co. (The)
(b)
.................. 27,718 1,813,312
7,216,381
Media — 0.5%
Cardlytics, Inc.
(a)(b)
.................. 7,027 589,846
comScore, Inc.
(a)
................... 8,863 34,566
Discovery, Inc., Class A
(a)
............. 829 21,040
Discovery, Inc., Class C
(a)
............. 1,230 29,852
Entravision Communications Corp., Class A . 5,506 39,093
EW Scripps Co. (The), Class A .......... 1,310 23,659
Hemisphere Media Group, Inc.
(a)
......... 2,086 25,407
Meredith Corp.
(a)
................... 3,220 179,354
942,817
Metals & Mining — 1.8%
Materion Corp. .................... 1,634 112,158
Reliance Steel & Aluminum Co. ......... 16,431 2,340,103
Ryerson Holding Corp. ............... 5,213 116,093
Schnitzer Steel Industries, Inc., Class A .... 13,137 575,532
Steel Dynamics, Inc. ................. 5,069 296,435
3,440,321
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty Trust, Inc. ............... 4,756 88,129
Blackstone Mortgage Trust, Inc., Class A ... 19,662 596,152
Ellington Financial, Inc. ............... 23,456 429,010
1,113,291
Multiline Retail — 0.3%
Franchise Group, Inc. ................ 1,671 59,170
Kohl's Corp. ...................... 8,108 381,806
Nordstrom, Inc.
(a)
................... 2,949 78,001
518,977
Security
Shares
Shares Value
Multi-Utilities — 0.4%
NiSource, Inc. ..................... 19,061 $ 461,848
NorthWestern Corp. ................. 4,598 263,465
725,313
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp. .............. 15,064 156,967
Antero Resources Corp.
(a)
............. 2,843 53,477
Ardmore Shipping Corp.
(a)(b)(c)
........... 10,694 44,380
Brigham Minerals, Inc., Class A
(b)
........ 14,242 272,877
Callon Petroleum Co.
(a)(b)
.............. 782 38,380
Chesapeake Energy Corp. ............ 3,958 243,773
Clean Energy Fuels Corp.
(a)
............ 27,306 222,544
Continental Resources, Inc.
(b)
........... 13,779 635,901
Delek US Holdings, Inc.
(b)
............. 9,529 171,236
Devon Energy Corp. ................. 5,288 187,777
EOG Resources, Inc. ................ 8,355 670,656
EQT Corp.
(a)
...................... 5,948 121,696
Extraction Oil & Gas, Inc.
(a)
............ 2,134 120,464
Falcon Minerals Corp. ................ 21,878 102,827
Navigator Holdings Ltd.
(a)
............. 3,208 28,551
PBF Energy, Inc., Class A
(a)(b)
........... 22,888 296,857
Penn Virginia Corp.
(a)
................ 3,912 104,333
Phillips 66
(b)
...................... 15,889 1,112,707
Scorpio Tankers, Inc.
(c)
............... 7,015 130,058
SM Energy Co. .................... 3,034 80,037
Targa Resources Corp. ............... 700 34,447
Texas Pacific Land Corp. .............. 157 189,869
Valero Energy Corp. ................. 6,224 439,228
Vertex Energy, Inc.
(a)
................. 14,607 76,541
5,535,583
Personal Products — 0.3%
Herbalife Nutrition Ltd.
(a)
.............. 8,780 372,096
Medifast , Inc. ..................... 979 188,595
Nature's Sunshine Products, Inc. ........ 1,667 24,422
585,113
Pharmaceuticals — 0.5%
Aclaris Therapeutics, Inc.
(a)
............ 2,153 38,754
Cassava Sciences, Inc.
(a)
............. 1,023 63,508
Nektar Therapeutics
(a)(b)
............... 31,072 558,053
Perrigo Co. plc
(b)
................... 6,310 298,652
Revance Therapeutics, Inc.
(a)
........... 344 9,584
Zogenix , Inc.
(a)
..................... 2,978 45,236
1,013,787
Professional Services — 2.0%
Franklin Covey Co.
(a)
................ 3,047 124,287
Insperity , Inc. ...................... 11,600 1,284,584
Kelly Services, Inc., Class A ............ 5,716 107,918
Kforce , Inc. ....................... 4,452 265,517
Mistras Group, Inc.
(a)
................ 8,655 87,935
Robert Half International, Inc. ........... 14,917 1,496,623
TriNet Group, Inc.
(a)
................. 4,276 404,424
3,771,288
Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA
(a)(b)
...... 3,023 29,867
Kennedy-Wilson Holdings, Inc. .......... 2,843 59,475
Marcus & Millichap, Inc.
(a)
............. 4,948 200,988
Newmark Group, Inc., Class A .......... 14,739 210,915
Opendoor Technologies, Inc.
(a)
.......... 2,939 60,338
Realogy Holdings Corp.
(a)(b)
............ 21,394 375,251
936,834

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Road & Rail — 1.8%
Covenant Logistics Group, Inc., Class A
(a)
.. 3,357 $ 92,821
Landstar System, Inc.
(b)
............... 1,882 297,017
Ryder System, Inc.
(b)
................ 22,387 1,851,629
Schneider National, Inc., Class B ........ 46,626 1,060,275
Werner Enterprises, Inc. .............. 2,852 126,258
3,428,000
Semiconductors & Semiconductor Equipment — 3.8%
Ambarella , Inc.
(a)
................... 2,657 413,801
Cirrus Logic, Inc.
(a)
.................. 1,814 149,383
Cree, Inc.
(a)
....................... 616 49,730
Enphase Energy, Inc.
(a)(b)
.............. 3,956 593,281
First Solar, Inc.
(a)
................... 666 63,576
Ichor Holdings Ltd.
(a)
................. 11,244 462,016
Lattice Semiconductor Corp.
(a)
.......... 25,636 1,657,367
Monolithic Power Systems, Inc. ......... 173 83,850
Power Integrations, Inc. .............. 4,013 397,247
Silicon Laboratories, Inc.
(a)
............. 15,840 2,220,134
SunPower Corp.
(a)
.................. 7,375 167,265
Ultra Clean Holdings, Inc.
(a)
............ 4,345 185,097
Universal Display Corp. .............. 3,984 681,105
7,123,852
Software — 8.4%
ACI Worldwide, Inc.
(a)
................ 13,235 406,712
Alarm.com Holdings, Inc.
(a)
............ 1,817 142,071
Alteryx , Inc., Class A
(a)(b)
.............. 2,304 168,422
Appian Corp.
(a)(b)
................... 2,908 269,019
Box, Inc., Class A
(a)
................. 16,949 401,183
Elastic NV
(a)
...................... 2,354 350,722
EngageSmart , Inc.
(a)
................. 2,458 83,719
Everbridge , Inc.
(a)
................... 5,866 886,001
Freshworks , Inc., Class A
(a)
............ 3,344 142,755
HubSpot , Inc.
(a)
.................... 2,589 1,750,397
LivePerson , Inc.
(a)
.................. 22,639 1,334,569
Manhattan Associates, Inc.
(a)
........... 8,703 1,331,820
Medallia , Inc.
(a)
.................... 2,964 100,391
Mimecast Ltd.
(a)
.................... 351 22,324
Olo , Inc., Class A
(a)
.................. 855 25,676
PagerDuty , Inc.
(a)
................... 41,568 1,721,747
Paylocity Holding Corp.
(a)
............. 2,164 606,786
Progress Software Corp. .............. 11,159 548,911
PROS Holdings, Inc.
(a)
............... 1,386 49,175
Rapid7, Inc.
(a)
..................... 595 67,247
Riskified Ltd., Class A
(a)
............... 2,615 59,648
Sailpoint Technologies Holdings, Inc.
(a)
.... 6,524 279,749
SentinelOne , Inc., Class A
(a)(b)
.......... 5,378 288,099
Sprout Social, Inc., Class A
(a)
........... 1,264 154,145
Tenable Holdings, Inc.
(a)
.............. 11,421 526,965
Varonis Systems, Inc.
(a)(b)
.............. 25,177 1,532,020
Workiva , Inc.
(a)
..................... 4,388 618,532
Yext , Inc.
(a)
....................... 5,218 62,773
Zendesk , Inc.
(a)
.................... 14,679 1,708,489
15,640,067
Specialty Retail — 3.2%
American Eagle Outfitters, Inc.
(b)
......... 38,205 985,689
Asbury Automotive Group, Inc.
(a)
......... 461 90,697
Conn's, Inc.
(a)
..................... 10,107 230,743
Designer Brands, Inc., Class A
(a)
......... 6,996 97,454
Dick's Sporting Goods, Inc. ............ 9,385 1,124,042
Express, Inc.
(a)
..................... 3,347 15,798
Group 1 Automotive, Inc. .............. 482 90,558
Lithia Motors, Inc., Class A ............ 3,934 1,247,235
MarineMax , Inc.
(a)
................... 13,396 649,974
National Vision Holdings, Inc.
(a)
......... 12,526 711,101
Security
Shares
Shares Value
Specialty Retail (continued)
Penske Automotive Group, Inc. ......... 2,404 $ 241,842
Rent-A-Center, Inc. ................. 1,771 99,548
Shift Technologies, Inc., Class A
(a)
........ 6,030 41,848
Signet Jewelers Ltd. ................. 1,161 91,673
Sonic Automotive, Inc., Class A ......... 1,183 62,155
Urban Outfitters, Inc.
(a)
............... 1,263 37,499
Williams-Sonoma, Inc. ............... 531 94,162
5,912,018
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A
(a)
........... 30,317 762,776
Textiles, Apparel & Luxury Goods — 1.4%
(a)
Deckers Outdoor Corp. ............... 2,576 927,875
Fossil Group, Inc. .................. 1,291 15,298
On Holding AG, Class A
(c)
............. 5,408 162,943
Skechers USA, Inc., Class A ........... 35,707 1,503,979
Unifi, Inc. ........................ 1,651 36,207
2,646,302
Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd. .................. 3,220 141,712
Federal Agricultural Mortgage Corp., Class C 6,027 654,050
Flagstar Bancorp, Inc. ............... 1,432 72,717
Merchants Bancorp ................. 578 22,814
New York Community Bancorp, Inc. ...... 19,983 257,181
Radian Group, Inc. .................. 12,986 295,042
Southern Missouri Bancorp, Inc. ......... 489 21,951
Walker & Dunlop, Inc. ................ 3,206 363,881
Washington Federal, Inc. .............. 10,913 374,425
Western New England Bancorp, Inc.
(b)
..... 8,847 75,465
2,279,238
Trading Companies & Distributors — 1.4%
MRC Global, Inc.
(a)
.................. 6,677 49,009
SiteOne Landscape Supply, Inc.
(a)
........ 11,828 2,359,331
Triton International Ltd.
(c)
.............. 4,088 212,740
2,621,080
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 4,438 141,528
Total Common Stocks — 99.0%
(Cost: $186,468,024) ............................. 184,978,728
Total Long-Term Investments — 99.0%
(Cost: $186,468,024) ............................. 184,978,728
Short-Term Securities — 10.8%
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 1,706,850 1,706,850
SL Liquidity Series, LLC, Money Market Series,
0.13%
(f)
....................... 18,410,379 18,415,902
Total Short-Term Securities — 10.8%
(Cost: $20,122,752) .............................. 20,122,752
Total Investments — 109.8%
(Cost: $206,590,776 ) ............................. 205,101,480
Liabilities in Excess of Other Assets — (9.8)% ............ (18,360,337)
Net Assets — 100.0% .............................. $ 186,741,143

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited)
September 30, 2021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,156,187 $ — $ (3,449,337) $ — $ — $ 1,706,850 1,706,850 $ 444 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,482,546 16,934,734 — (1,378) — 18,415,902 18,410,379 14,236
(b)
—
$ (1,378) $ — $ 20,122,752 $ 14,680 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 9 12/17/21 $ 1,934 $ (61,851)
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 184,978,728 $ — $ — $ 184,978,728
Short-Term Securities ....................................... 1,706,850 — — 1,706,850
$ 186,685,578 $ — $ — $ 186,685,578
Investments Valued at NAV
(a)
...................................... 18,415,902
$ —
$ 205,101,480
$ —

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (61,851) $ — $ — $ (61,851)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.